Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
July 31, 2023
AGLO-NPRT3-0923
1.804860.119
Common Stocks - 91.3%
	Shares	Value ($)
Austria - 0.6%
AT&S Austria Technologie & Systemtechnik AG	17,300	653,574
Canada - 3.3%
Canadian Natural Resources Ltd.	30,400	1,848,320
Canadian Pacific Kansas City Ltd.	11,500	946,335
Tourmaline Oil Corp. (a)	13,300	689,282
TOTAL CANADA		3,483,937
China - 2.9%
Alibaba Group Holding Ltd. (b)	54,000	690,087
NXP Semiconductors NV	7,200	1,605,456
Tencent Holdings Ltd.	17,700	813,512
TOTAL CHINA		3,109,055
Denmark - 1.5%
DSV A/S	7,800	1,561,749
France - 2.4%
LVMH Moet Hennessy Louis Vuitton SE	2,800	2,600,550
Hong Kong - 1.1%
AIA Group Ltd.	113,000	1,130,536
India - 4.9%
Axis Bank Ltd.	164,800	1,911,512
HDFC Bank Ltd.	103,400	2,076,089
Jio Financial Services Ltd. (c)	35,300	112,394
Reliance Industries Ltd.	35,300	1,094,218
TOTAL INDIA		5,194,213
Indonesia - 1.0%
PT Bank Central Asia Tbk	1,797,700	1,087,799
Japan - 3.8%
Hitachi Ltd.	29,200	1,908,422
Sumitomo Mitsui Financial Group, Inc.	44,600	2,089,585
TOTAL JAPAN		3,998,007
Netherlands - 2.2%
ASML Holding NV (Netherlands)	3,300	2,363,687
Spain - 1.3%
Amadeus IT Holding SA Class A	19,500	1,398,333
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,800	1,864,020
United Kingdom - 0.3%
Starling Bank Ltd. Series D (b)(c)(d)	72,300	323,824
United States of America - 64.2%
Accenture PLC Class A	5,400	1,708,290
Alphabet, Inc. Class A (b)	12,600	1,672,272
Amazon.com, Inc. (b)	26,300	3,515,784
American Express Co.	9,700	1,638,136
AMETEK, Inc.	18,500	2,934,100
Amphenol Corp. Class A	14,000	1,236,340
Apple, Inc.	16,200	3,182,490
Booking Holdings, Inc. (b)	200	594,160
Boston Scientific Corp. (b)	20,100	1,042,185
Cintas Corp.	2,900	1,455,916
Deckers Outdoor Corp. (b)	7,600	4,132,044
Eaton Corp. PLC	8,500	1,745,220
Eli Lilly & Co.	2,900	1,318,195
Exxon Mobil Corp.	10,000	1,072,400
Fiserv, Inc. (b)	17,950	2,265,470
Intercontinental Exchange, Inc.	13,900	1,595,720
Interpublic Group of Companies, Inc.	49,100	1,680,693
JPMorgan Chase & Co.	12,300	1,942,908
Lockheed Martin Corp.	2,500	1,115,925
Marvell Technology, Inc.	21,200	1,380,756
MasterCard, Inc. Class A	6,800	2,681,104
Meta Platforms, Inc. Class A (b)	7,300	2,325,780
Microsoft Corp.	20,350	6,835,973
Moody's Corp.	4,500	1,587,375
NVIDIA Corp.	11,300	5,280,377
Pure Storage, Inc. Class A (b)	14,400	532,656
S&P Global, Inc.	5,300	2,090,903
Salesforce, Inc. (b)	7,300	1,642,573
Schlumberger Ltd.	16,100	939,274
Seagate Technology Holdings PLC	14,100	895,350
Thermo Fisher Scientific, Inc.	3,000	1,645,980
UnitedHealth Group, Inc.	4,800	2,430,576
Wells Fargo & Co.	42,200	1,947,952
TOTAL UNITED STATES OF AMERICA		68,064,877
TOTAL COMMON STOCKS (Cost $68,779,144)		96,834,161

Preferred Stocks - 1.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Wasabi Holdings, Inc. Series C (b)(c)(d)	50,623	589,758
Nonconvertible Preferred Stocks - 0.8%
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	20,000	898,475
TOTAL PREFERRED STOCKS (Cost $1,281,810)		1,488,233

Money Market Funds - 8.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	8,471,541	8,473,235
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	713,879	713,950
TOTAL MONEY MARKET FUNDS (Cost $9,187,185)		9,187,185

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $79,248,139)	107,509,579
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(1,482,073)
NET ASSETS - 100.0%	106,027,506

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $913,582 or 0.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	138,336

Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	4,041,859	21,566,084	17,134,708	177,432	-	-	8,473,235	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	10,958,294	10,244,344	1,198	-	-	713,950	0.0%
Total	4,041,859	32,524,378	27,379,052	178,630	-	-	9,187,185

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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